INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	$ (82,302)	$ 408,525	$ 356,468
Current tax expense (benefit)	88,791	75,050	57,269
Deferred tax expense (benefit)	(105,367)	(15,549)	16,084
Total income tax expense (benefit)	(16,576)	59,501	73,353
Canada
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(38,474)	(61,704)	(19,357)
Current tax expense (benefit)	972	1,944	(16,707)
Deferred tax expense (benefit)	(8,799)	2,048	10,629
Total income tax expense (benefit)	(7,827)	3,992	(6,078)
United States
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(151,101)	(49,536)	22,275
Current tax expense (benefit)	(16,750)	12,570	(1,684)
Deferred tax expense (benefit)	(31,637)	(4,176)	1,996
Total income tax expense (benefit)	(48,387)	8,394	312
PRC including Hong Kong and Taiwan
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	134,752	230,768	193,705
Current tax expense (benefit)	95,325	55,780	47,528
Deferred tax expense (benefit)	(70,231)	(724)	500
Total income tax expense (benefit)	25,094	55,056	48,028
Others
Provision for income taxes
Income (loss) before income taxes and equity in earnings (losses) of affiliates	(27,479)	288,997	159,845
Current tax expense (benefit)	9,244	4,756	28,132
Deferred tax expense (benefit)	5,300	(12,697)	2,959
Total income tax expense (benefit)	$ 14,544	$ (7,941)	$ 31,091